Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,643	$ 4,739
Non-current financial debts	4,538	4,676
Current financial debts	105	63
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of detailed information about borrowings [line items]
Non-current financial debts		82
Current financial debts		(82)
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,676	4,776
Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	105	63
Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,021	1,163
Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,550	3,550
Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(33)	(37)
Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Borrowings	4,639	4,729
Nominal amount - Current and non-current financial debt | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,672	4,766
Nominal amount - Current and non-current financial debt | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	101	53
Nominal amount - Current and non-current financial debt | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,021	1,163
Nominal amount - Current and non-current financial debt | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,550	3,550
Nominal amount - Current and non-current financial debt | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(33)	(37)
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	4	10
Current financial debts	4	10
Derivatives | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4	10
Derivatives | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	4	10
Derivatives | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0